Related party transactions	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Related party transactions

45.	Related party transactions

The Bank's related parties include, in addition to its subsidiaries, affiliates, and jointly-controlled entities, the key management personnel of the Bank and entities over which such key management personnel may exert significant influence or control.

Santander has a Related-Party Transactions Policy approved by the Board of Directors, designed to ensure that all transactions covered by the policy are conducted in the best interests of Banco Santander and its shareholders. This policy grants the Board of Directors the authority to approve certain transactions. Additionally, the established rules apply to all employees and administrators of Banco Santander and its subsidiaries.

Transactions and compensation for services involving related parties are conducted in the ordinary course of business and on arm's length terms, encompassing interest rates, terms, and guarantees, without entailing higher collection risks than usual or presenting any additional disadvantages.

a) Compensation of Key Management Personnel

For the period from January to December of 2023, management proposed a total remuneration for the administrators (Board of Directors and Executive Board) of up to R$ 500.000.000 (five hundred million reais), encompassing fixed, variable, and stock-based compensation. This proposal underwent consideration at the Ordinary General Meeting (OGM) held on April 28, 2023.

i) Long-term benefits

The Bank, in line with Banco Santander Spain and other subsidiaries globally within the Santander Group, maintains long-term compensation programs that are tied to the market performance of its share price, contingent upon the achievement of specified targets.

ii) Short-term benefits

The table below presents the Salaries and Fees of the Board of Directors and Executive Management:

Thousand of reais	2023	2022	2021

Fixed Compensation	132,276	115,680	96,544
Variable Compensation - in cash	126,181	117,730	115,627
Variable Compensation - in shares	91,306	87,702	94,607
Others (1)	79,229	61,294	67,883
Total Short-Term Benefits	428,992	382,406	374,661
Variable Compensation - in cash	99,506	95,398	101,837
Variable Compensation - in shares	96,361	99,827	109,918
Total Long-Term Benefits	195,867	195,225	211,755
Total (2)	624,859	577,631	586,416

Additionally, for the fiscal year ended December 31, 2023, charges related to the management's remuneration were incurred, amounting to R$40,863 (2022 - R$36,747 and 2021 - R$32,086).

iii) Contract termination

The termination of the employment agreement with Administrators, due to non-compliance with obligations or at the initiative of the contracted party, does not confer any right to financial compensation, and their accrued benefits will be discontinued.

b) Loan operations

In accordance with current legislation, no loans or advances are granted when involving the following:

I - Officers, Board of Directors and Audit Committee members, as well as their respective spouses and second-degree relatives;

II - Individuals or legal entities holding an interest in Banco Santander's capital exceeding 10%;

III - Legal entities in which Banco Santander holds a capital interest exceeding 10%; and

IV - Legal entities in which any officers, Board of Directors and Audit Committee members, or administrators of the financial institution itself, as well as their spouses and immediate family members up to the second degree, hold a capital interest exceeding 10%.

c) Ownership interest

The table below presents the direct equity interests (ordinary and preference shares) as of December 31, 2023, December 2022 and 2021

	2023
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,754	42.2%
Banco Santander, S.A. (1)	2,696	0.1%	-	0.0%	2,696	0.0%
Directors (*)	3,184	0.1%	3,184	0.1%	6,368	0.1%
Others	348,148	9.1%	375,952	10.2%	724,100	9.8%
Total	3,791,502	99.3%	3,652,643	99.3%	7,444,145	99.3%
Treasury shares	27,193	0.7%	27,193	0.7%	54,386	0.7%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.0%
Free Float (2)	348,148	9.1%	375,952	10.2%	724,100	9.7%

	2022
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,754	42.2%
Banco Santander, S.A. (1)	2,696	0.1%	-	0.0%	2,696	0.0%
Directors (*)	4,444	0.1%	4,444	0.1%	8,888	0.1%
Others	342,919	9.0%	370,723	10.1%	713,642	9.6%
Total	3,787,533	99.2%	3,648,674	99.2%	7,436,207	99.2%
Treasury shares	31,162	0.8%	31,162	0.8%	62,324	0.8%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.1%
Free Float (2)	342,919	9.0%	370,723	10.1%	713,642	9.5%

	2021
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,754	42.2%
Banco Santander, S.A. (1)	2,696	0.07%	-	0.0%	2,696	0.04%
Administrators (*)	4,939	0.13%	5,029	0.11%	9,968	0.13%
Others	357,831	9.4%	385,545	10.5%	743,376	9.9%
Total	3,802,940	99.6%	3,664,081	99.7%	7,467,021	99.6%
Treasury shares	15,755	0.4%	15,755	0.4%	31,510	0.5%
Total	3,818,695	100.0%	3,679,836	100.1%	7,498,531	100.1%
Free Float (2)	357,831	9.4%	385,545	10.5%	743,376	9.9%
(1)	Companies of the Santander Spain Group.
(2)	Comprised of Employees and Others.
(*)	None of the members of the Board of Directors and Executive Board holds 1.0% or more of any class of shares.

d) Related-party transactions

The following table presents the transactions that occurred between the group's companies:

	Parent (1)		Joint-controlled companies and Other Related Party (2)		Key Management Personnel (3)		Total

	2023	2022	2023	2022	2023	2022	2023	2022
Assets	18,027,308	4,671,501	24,045,989	24,340,579	36,813	25,737	42,110,110	29,037,817
Derivatives Measured At Fair Value Through Profit Or Loss, Net	4,590,150	(3,138,996)	273,338	1,034,184	-	-	4,863,488	(2,104,812)
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	13,252,195	7,800,513	22,583,295	21,408,097	-	-	35,835,490	29,208,610
Loans and other values with customers	184,963	-	1,037,303	1,795,084	23,463	16,380	1,245,729	1,811,464
Other Assets	-	9,984	152,053	103,214	-	-	152,053	113,198
Warranties and Limits	-	-	-	-	13,350	9,357	13,350	9,357
Liabilities	(10,812,203)	(23,541,990)	(8,613,955)	(7,953,565)	(407,621)	(263,592)	(19,833,779)	(31,759,147)
Deposits from credit institutions	(4,484,720)	(10,167,933)	(7,313,483)	(6,846,987)	-	-	(11,798,203)	(17,014,920)
Securities	-	-	(150,237)	-	(76,365)	(201,054)	(226,602)	(201,054)
Customer deposits	-	-	(950,282)	(904,926)	(26,553)	(31,040)	(976,835)	(935,966)
Other Liabilities	(211,265)	(201,380)	(199,953)	(201,652)	(304,703)	(31,498)	(715,921)	(434,530)
Debt Instruments Eligible for Capital	(6,116,218)	(13,172,677)	-	-	-	-	(6,116,218)	(13,172,677)

	2023	2022	2023	2022	2023	2022	2023	2022
Income	1,311,494	(1,217,332)	1,209,548	1,620,385	(618,470)	18,223	1,902,572	421,276
Interest and similar income - Loans and amounts due from credit institutions	349,749	47,120	(1,856)	-	2,835	2,388	350,728	49,508
Warranties and Limits	-	-	-	-	16,276	37,769	16,276	37,769
Interest expense and similar charges - Customer deposits	(6,949)	(111,024)	(242,635)	(276,809)	(638,304)	(22,685)	(887,888)	(410,518)
Fee and commission income (expense)	(67,438)	-	3,469,809	3,432,090	454	495	3,402,825	3,432,585
Gains (losses) on financial assets and liabilities and exchange differences (net)	2,027,362	(88,674)	(1,487,667)	(1,011,261)	269	256	539,964	(1,099,679)
Administrative expenses and amortization	(211,265)	(201,359)	(528,103)	(523,635)	-	-	(739,368)	(724,994)
Debt Instruments Eligible for Capital	(779,965)	(863,395)	-	-	-	-	(779,965)	(863,395)
(1)	Parent - Banco Santander is indirectly controlled by Banco Santander Spain (Note 1.a) through its subsidiaries GES and Sterrebeeck B.V.
(2)	Related entities as disclosed in note 11.
(3)	Refers to the recording in off-balance sheet accounts of loan operation Guarantees and Limits with Key Management Personnel.